OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES
14.	OTHER LONG-TERM LIABILITIES

	December 31,
	2013	2012
Construction retention payables	$20,679	$1,608
Deferred rent liabilities	7,626	5,591
Other deposits received	187	213

	$28,492	$7,412